Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Useful Lives	A summary of the lives used for computing depreciation is as follows:

Leasehold improvements	1 - 15 years
Furniture, fixtures and equipment	7 years
Medical equipment	5 - 10 years
Computer equipment	5 years
Signs	7 years
Automobiles	5 years
Software	7 years